FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       August 6, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       80

Form 13F Information Table Value Total:       $190,212



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      440    10788 SH       SOLE                             10788
Adobe Systems Inc              COM              00724F101     2439    52450 SH       SOLE                             52450
Altria Group Inc               COM              02209S103      329     6565 SH       SOLE                              6565
American International Group   COM              026874107     3703    51947 SH       SOLE                             51947
Amgen Inc                      COM              031162100     2739    50190 SH       SOLE                             50190
Apollo Group Inc - Cl A        COM              037604105     1717    19450 SH       SOLE                             19450
Avery-Dennison Corp            COM              053611109      432     6750 SH       SOLE                              6750
BJ Services Co                 COM              055482103     2810    61300 SH       SOLE                             61300
Bank of America Corp           COM              060505104     5517    65197 SH       SOLE                             65197
Barr Pharmaceuticals Inc       COM              068306109      604    17917 SH       SOLE                             17917
BellSouth Corp                 COM              079860102     3993   152270 SH       SOLE                            152270
Best Buy Co Inc                COM              086516101     3044    60000 SH       SOLE                             60000
Caremark Rx Inc                COM              141705103     4277   129840 SH       SOLE                            129840
ChevronTexaco Corp             COM              166764100     3854    40950 SH       SOLE                             40950
Cisco Systems Inc              COM              17275R102     4739   199970 SH       SOLE                            199970
Citigroup Inc                  COM              172967101     4084    87828 SH       SOLE                             87828
Coach Inc                      COM              189754104     4497    99520 SH       SOLE                             99520
Coca Cola Co                   COM              191216100     3383    67018 SH       SOLE                             67018
Costco Wholesale Corp          COM              22160K105      342     8310 SH       SOLE                              8310
Danaher Corp                   COM              235851102     2469    47625 SH       SOLE                             47625
Dell Inc                       COM              24702R101     7496   209277 SH       SOLE                            209277
Dow Chemical Co                COM              260543103      366     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      185    16200 SH       SOLE                             16200
Ebay Inc                       COM              278642103     4282    46568 SH       SOLE                             46568
Exxon Mobil Corp               COM              30231G102      879    19788 SH       SOLE                             19788
Fannie Mae                     COM              313586109     4810    67410 SH       SOLE                             67410
First Data Corp                COM              319963104     2900    65130 SH       SOLE                             65130
General Electric Co            COM              369604103     5380   166057 SH       SOLE                            166057
Gillette Co                    COM              375766102      254     6000 SH       SOLE                              6000
Harley-Davidson Inc            COM              412822108     2214    35750 SH       SOLE                             35750
Health Management Assoc Inc    COM              421933102      527    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     1387    39400 SH       SOLE                             39400
Illinois Tool Works Inc        COM              452308109     1266    13200 SH       SOLE                             13200
International Business Machine COM              459200101     4092    46419 SH       SOLE                             46419
Johnson & Johnson              COM              478160104     2123    38114 SH       SOLE                             38114
Lear Corp                      COM              521865105     2028    34375 SH       SOLE                             34375
Lehman Brothers Holding Inc    COM              524908100     2553    33925 SH       SOLE                             33925
Lennar Corp                    COM              526057104     4535   101400 SH       SOLE                            101400
Linear Technology Corp         COM              535678106     1906    48300 SH       SOLE                             48300
Lowe's Companies               COM              548661107      589    11200 SH       SOLE                             11200
MBNA Corp                      COM              55262L100     3816   147951 SH       SOLE                            147951
Masco Corp                     COM              574599106     2716    87100 SH       SOLE                             87100
Medtronic Inc                  COM              585055106     3410    70000 SH       SOLE                             70000
Merck & Co Inc                 COM              589331107      264     5565 SH       SOLE                              5565
Microsoft Corp                 COM              594918104     5671   198564 SH       SOLE                            198564
Northern Trust Corp.           COM              665859104      563    13320 SH       SOLE                             13320
Pactiv Corporation             COM              695257105     2969   119050 SH       SOLE                            119050
Patina Oil & Gas Corp          COM              703224105     2071    69350 SH       SOLE                             69350
Paychex Inc                    COM              704326107     1948    57500 SH       SOLE                             57500
Pfizer Inc                     COM              717081103     4847   141399 SH       SOLE                            141399
Procter & Gamble Co            COM              742718109     3248    59670 SH       SOLE                             59670
Ruby Tuesday Inc               COM              781182100     3069   111800 SH       SOLE                            111800
SBC Communications Inc         COM              78387G103      613    25293 SH       SOLE                             25293
Schering Plough Corp           COM              806605101      396    21440 SH       SOLE                             21440
Siebel Systems Inc             COM              826170102     2154   201500 SH       SOLE                            201500
Smith International Inc        COM              832110100      357     6400 SH       SOLE                              6400
Southern Co                    COM              842587107      310    10638 SH       SOLE                             10638
Southtrust Corp                COM              844730101     2717    70000 SH       SOLE                             70000
St Jude Medical Inc            COM              790849103     4567    60375 SH       SOLE                             60375
State Street Boston Corp       COM              857477103     2290    46700 SH       SOLE                             46700
Stryker Corp                   COM              863667101     4199    76350 SH       SOLE                             76350
SunTrust Banks Inc             COM              867914103      647     9948 SH       SOLE                              9948
Symantec Corp                  COM              871503108     3572    81600 SH       SOLE                             81600
Sysco Corp                     COM              871829107     2615    72900 SH       SOLE                             72900
United Parcel Service -CL B    COM              911312106     2986    39725 SH       SOLE                             39725
United Technologies Corp       COM              913017109     4467    48835 SH       SOLE                             48835
UnitedHealth Group Inc         COM              91324p102     2842    45650 SH       SOLE                             45650
V F Corp                       COM              918204108      215     4409 SH       SOLE                              4409
Verizon Communications         COM              92343v104      203     5603 SH       SOLE                              5603
Wachovia Corp                  COM              929903102      814    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4590    87005 SH       SOLE                             87005
Walgreen Co                    COM              931422109      813    22450 SH       SOLE                             22450
Wellpoint Health Networks      COM              94973h108      734     6550 SH       SOLE                              6550
Wells Fargo Company            COM              949746101     3455    60375 SH       SOLE                             60375
XTO Energy Inc                 COM              98385X106     3846   129105 SH       SOLE                            129105
American High Income Tr SBI                     026547109      149 12403.833000SH    SOLE                        12403.833000
American Wash Mutual Invst-A                    939330106      267 9104.985000SH     SOLE                        9104.985000
Calamos Growth Fund - A                         128119302      204 4160.356000SH     SOLE                        4160.356000
Merrill Lynch Fundamental Grow                  589958107      208 12224.081000SH    SOLE                        12224.081000
New Perspective Fund Cl A                                      203 8051.615000SH     SOLE                        8051.615000